Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Available-for-Sale Securities Reconciliation [Table Text Block]
	2024				2023
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value

U.S. Treasury	$2,194	$9	$(1)	$2,202	$3,414	$36	$(9)	$3,441
U.S. government agencies	25,865	11	(427)	25,449	22,682	62	(632)	22,112
Taxable state and
Municipal	6,142	-	(511)	5,631	7,930	-	(742)	7,188
Tax exempt state and municipal	55,696	3	(3,903)	51,796	58,750	26	(2,608)	56,168
U.S. government sponsored enterprise mortgage-backed	27,723	31	(656)	27,098	25,377	142	(700)	24,819
Corporate	4,034	-	(157)	3,877	5,057	-	(346)	4,711

Total debt securities available-for-sale	$121,654	$54	$(5,655)	$116,053	$123,210	$266	$(5,037)	$118,439

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
	Cost	Value

Due in one year or less	$13,688	$13,571
Due after one year through five years	72,281	70,083
Due after five years through ten years	31,219	28,539
Due after ten years	4,466	3,860

Total	$121,654	$116,053

Unrealized Gain (Loss) on Investments [Table Text Block]
December 31, 2024	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

U.S. Treasury	$-	$-	$248	$1	$248	$1
U.S. government agencies	11,650	235	10,169	192	21,819	427
Taxable state and municipal	-	-	5,631	511	5,631	511
Tax-exempt state and municipal	6,646	96	43,673	3,807	50,319	3,903
U.S. government sponsored enterprise mortgage-backed	11,450	140	9,492	516	20,942	656
Corporate	498	-	3,379	157	3,877	157

Total debt securities available-for-sale	$30,244	$471	$72,592	$5,184	$102,836	$5,655
December 31, 2023	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

U.S. Treasury	$1,232	$4	$245	$5	$1,477	$9
U.S. government agencies	896	1	16,527	631	17,423	632
Taxable state and municipal	470	30	6,719	712	7,189	742
Tax-exempt state and municipal	3,389	42	44,786	2,566	48,175	2,608
U.S. government sponsored enterprise mortgage-backed	3,201	17	9,884	683	13,085	700
Corporate	-	-	4,711	346	4,711	346

Total debt securities available-for-sale	$9,188	$94	$82,872	$4,943	$92,060	$5,037

Gain (Loss) on Securities [Table Text Block]
	2024	2023
Net change in the unrealized gains and losses recognized during the period on marketable equity securities	$(55)	$(78)
Add: Net realized gains recognized on marketable equity securities sold during the period	-	-

Net losses recognized in net income during the period on marketable equity securities still held at the reporting date	$(55)	$(78)